Fees Summary	Jan. 05, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,094,095,428.55
Previously Paid Amount	0.00
Total Fee Amount	151,094.57
Total Offset Amount	0.00
Net Fee	$ 151,094.57